Related Party Transactions	12 Months Ended
Dec. 31, 2019
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Related Party Transactions
27.	Related Party Transactions
Compensation of Key Management Personnel
Key management personnel compensation, including directors, is as follows:

	Years Ended December 31
(in thousands)	2019	2018

Short-term benefits 1	$6,599	$7,402

Post-employment benefits	661	56

PSUs 2	10,643	6,001

Equity settled stock based compensation (a non-cash expense) 3	3,709	3,559

Total executive compensation	$21,612	$17,018

1)	Short-term employee benefits include salaries, bonuses payable within twelve months of the balance sheet date and other annual employee benefits.
2)
As more fully disclosed in Note 21.1, PSU compensation expense is recorded on a straight-line basis over the three year vesting period, with the expense being adjusted at the end of each reporting period to reflect (i) the fair value of common shares; (ii) the number of PSUs anticipated to vest; and (iii) the anticipated performance factor.

3)	As more fully disclosed in Notes 20.2 and 20.3, equity settled stock based compensation expense is recorded on a straight-line basis over the vesting period.